TAXES ON INCOME	12 Months Ended
Dec. 31, 2021
Taxes On Income
TAXES ON INCOME

NOTE 13: TAXES ON INCOME

a.	Tax rates applicable to the Company and subsidiaries:

1.	Tax rate applicable to the Company and Brain R&D:

The Israeli corporate income tax rate was 23% in 2021, 2020 and 2019.

A company is taxable on its real capital gains at the corporate income tax rate in the year of sale.

2.	Tax rate applicable to US subsidiaries:

The subsidiaries are subject to U.S federal tax at the rate of 21%.

On December 22, 2017, the Tax Cuts and Jobs Act (the "Tax Act") was signed into law making significant changes to U.S. income tax law. These changes include, but are not limited to, a corporate tax rate decrease from 35% to 21% effective for tax years 2018 onwards and created new taxes on certain foreign-sourced earnings and certain related-party payments.

The Tax Act required the Company to pay U.S. income taxes on accumulated foreign subsidiaries earnings not previously subject to U.S. income tax at a rate of 15.5% to the extent of foreign cash and certain other net current assets and 8% on the remaining earnings.

c.	Tax assessments:

The Company and the Israeli subsidiary received final tax assessments through tax year 2016.
The subsidiary, Inc, received final tax assessments through the 2017 tax year.

d.	Carryforward losses for tax purposes:

Carryforward losses for tax purposes as of December 31, 2021 amount to approximately $70 million in Brainsway Ltd. (on an Israeli consolidated basis).

e.

Deferred taxes:

The Company did not record deferred tax assets with respect to net operating losses incurred by the Company and the Israeli subsidiary since it is not probable that they will generate a taxable income in future years.

The Company recorded deferred tax assets in the amount of $458 as of December 31, 2021 in respect of temporary differences in the US subsidiaries.

Tax reconciliation:

f.	For the years ended December 31, 2021 and 2020, the main differences between the statutory corporate tax benefits of $1,476 and $1,184, and the tax expense (in respect of income generated by the US subsidiaries) in the amounts of $43 and $237 are mainly attributable to the carryforward losses in Israel, for which no deferred taxes were recorded.